Segment Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net operating revenues from external customers	₩ 17,028,171	₩ 16,178,836	₩ 13,725,823
Major non-current assets	11,115,875	11,006,341
Domestic
Disclosure of geographical areas [line items]
Net operating revenues from external customers	15,530,844	14,763,248	12,508,285
Major non-current assets	9,915,068	9,851,765
United States
Disclosure of geographical areas [line items]
Net operating revenues from external customers	128,325	75,944	101,726
Major non-current assets	35,576	55,125
New Zealand
Disclosure of geographical areas [line items]
Net operating revenues from external customers	12,580	12,611	12,378
Major non-current assets	829	1,051
China
Disclosure of geographical areas [line items]
Net operating revenues from external customers	167,621	177,175	170,239
Major non-current assets	22,271	21,138
Cambodia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	595,562	572,858	546,258
Major non-current assets	101,879	53,322
United Kingdom
Disclosure of geographical areas [line items]
Net operating revenues from external customers	71,545	52,372	31,685
Major non-current assets	9,023	4,616
Others
Disclosure of geographical areas [line items]
Net operating revenues from external customers	200,953	197,029	123,558
Major non-current assets	35,746	32,405
Consolidation adjustments
Disclosure of geographical areas [line items]
Net operating revenues from external customers	0	0	0
Major non-current assets	564,851	568,804
Indonesia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	320,741	327,599	₩ 231,694
Major non-current assets	₩ 430,632	₩ 418,115